Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
BlackRock S&P 500 Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock S&P 500 Index V.I. Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock S&P 500 Index V.I. Fund (the “Fund”) is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States. A market-weighted index is an index in which the weighting of each security is based on its market capitalization.

		Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund will generally invest substantially all of its assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the underlying index and resemble the underlying index in terms of risk factors and other key characteristics. The Fund may or may not hold every security in the underlying index. When the Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the underlying index.

  Tracking Error Risk — An inexact correlation between the securities of the underlying index and those of the Fund, the timing of cash flows, the Fund’s size, rounding of prices and any regulatory changes or changes to the composition of the underlying index may cause the Fund to perform differently from the underlying index. Tracking error may also result because the Fund incurs fees and transaction expenses that the underlying index does not. The use of representative sampling will make the Fund particularly susceptible to tracking error, as it will likely increase the Fund’s deviation from an underlying index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500 Index. As with all such investments, past performance is not an indication of future results. Separate account fees and expenses are not reflected in the bar chart. If they were, returns would be less than those shown. The returns for Class II Shares prior to September 30, 2004, the commencement of offering of Class II Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class II Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class II Shares. This information may be considered when assessing the performance of Class II Shares, but does not represent the actual performance of Class II Shares. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares ANNUAL TOTAL RETURNS BlackRock S&P 500 Index V.I. Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate account fees and expenses are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 16.02% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.00% (quarter ended December 31, 2008). The year to date return as of March 31, 2013 was 10.50%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
BlackRock S&P 500 Index V.I. Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
2003	rr_AnnualReturn2003	28.14%
2004	rr_AnnualReturn2004	10.51%
2005	rr_AnnualReturn2005	4.49%
2006	rr_AnnualReturn2006	15.49%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(37.22%)
2009	rr_AnnualReturn2009	26.19%
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	1.70%
2012	rr_AnnualReturn2012	15.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	15.60%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	6.76%
BlackRock S&P 500 Index V.I. Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	6.59%
BlackRock S&P 500 Index V.I. Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.